Share Exchange Agreement (Restated) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 DeFeudis Shares [Member]	Jun. 30, 2013 Garibaldi Shares [Member]	Oct. 14, 2013 Wiki Sub Shares [Member]	Jun. 30, 2013 Moneytech Limited [Member]	Jun. 30, 2013 Wiki Technologies Inc [Member]	Jun. 30, 2013 Series B Preferred Stock [Member] Moneytech Limited [Member] President [Member]	Jun. 30, 2013 Common stock [Member] Moneytech Limited [Member]
Share Exchange Agreement (Textual)
Business acquisition, number of shares issued												5,000	5,300,000
Percentage of issued and outstanding capital stock										50.00%
Number of shares deposited due to exchange agreement							1,120,000	1,120,000	1,000
Revenue	$ 1,521,818	$ 1,237,067	$ 2,714,213	$ 2,342,316	$ 5,305,130	$ 4,171,622					$ 4,200,000
Percentage of gross profit											25.00%
Proceeds from private placement											$ 2,000,000
Private placement, description											Under the terms of the Exchange Agreement, we are under no obligation to take affirmative action(s) to further the objectives of WikiTechnologies, except that we have agreed to seek to raise up to $2,000,000 in a private placement and to allocate one-half of the first $800,000 of net proceeds and the next $200,000 of net proceeds to the business of WikiTechnologies. In addition, the Exchange Agreement provides that at any time during the Earn-Out Period our Board of Directors in its discretion may determine that we will keep WikiTechnologies and cause the Garibaldi Shares and DeFeudis Shares to be delivered to Messrs. Garibaldi and DeFeudis.